Revenue from Contracts with Customers - Summary of Disaggregation of Revenue by Sales Channels (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 719,527	€ 635,042	€ 1,739,761	€ 1,571,091
B2B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	441,689	390,156	1,128,482	1,004,685
DTC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	277,707	243,891	610,275	563,113
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 131	€ 995	€ 1,004	€ 3,293